Annual Total Returns[BarChart] - AIG International Dividend Strategy Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.56%)	11.09%	5.25%	(12.05%)	(16.76%)	7.64%	17.75%	(18.52%)	17.04%	(4.18%)